Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of related party transactions	The following table presents amounts received from other related parties for management fees and dividends for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Management fees and other	$2,014	$2,571	$6,336	$5,580
Dividends	555	5,310	4,095	7,823
	$2,569	$7,881	$10,431	$13,403